UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/06

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            09/30/06


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	$508794
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      150  4606.00 SH       SOLE                  4606.00
Affiliated Computer Services   COM              008190100     7721 148873.00SH       SOLE                148873.00
Aflac Inc                      COM              001055102    15164 331376.00SH       SOLE                331376.00
Alberto-Culver                 COM              013068101      427  8450.00 SH       SOLE                  8450.00
Altria Group Inc               COM              02209S103      159  2075.00 SH       SOLE                  2075.00
American Electric Power        COM              025537101      115  3175.00 SH       SOLE                  3175.00
American Int'l Group           COM              026874107    14655 221172.00SH       SOLE                221147.00
Amphenol Corporation           COM              032095101    11325 182862.00SH       SOLE                182837.00
Anadarko Petroleum Corp        COM              032511107    10161 231835.00SH       SOLE                231835.00
Apache Corp                    COM              037411105    10952 173285.00SH       SOLE                173260.00
Automatic Data Proc            COM              053015103      317  6700.00 SH       SOLE                  6700.00
Avery Dennison                 COM              053611109      224  3726.00 SH       SOLE                  3726.00
Bank of America Corp           COM              060505104    16803 313660.00SH       SOLE                313660.00
Bellsouth                      COM              079860102      324  7568.00 SH       SOLE                  7568.00
Berkshire Hills Bancorp        COM              084680107       13   375.00 SH       SOLE                   375.00
Biomet Inc                     COM              090613100    12160 377747.00SH       SOLE                377722.00
Boeing Co                      COM              097023105      205  2600.00 SH       SOLE                  2600.00
Bristol Myers Squibb           COM              110122108      380 15251.00 SH       SOLE                 15251.00
Canadian National Railway      COM              136375102      924 22025.00 SH       SOLE                 22025.00
Carnival Corp                  COM              143658300     2046 43500.00 SH       SOLE                 43475.00
Chevron Corp                   COM              166764100       75  1154.00 SH       SOLE                  1154.00
Chittenden Corp                COM              170228100      710 24743.00 SH       SOLE                 24743.00
Cintas Corp                    COM              172908105    14465 354265.00SH       SOLE                354265.00
Cisco                          COM              17275R102    18500 805033.00SH       SOLE                804983.00
Citigroup Inc                  COM              172967101    16916 340574.00SH       SOLE                340549.00
Coca Cola Co                   COM              191216100    18890 422780.00SH       SOLE                422780.00
Dentsply Intl                  COM              249030107       94  3125.00 SH       SOLE                  3125.00
Dominion Resources Inc         COM              25746U109     1201 15700.00 SH       SOLE                 15700.00
Duke Energy Corp               COM              26441C105    21106 698871.00SH       SOLE                698821.00
EMC Corp                       COM              268648102    11546 963790.00SH       SOLE                963715.00
Ecolab                         COM              278865100      117  2725.00 SH       SOLE                  2725.00
ExxonMobil Corp                COM              30231G102    20349 303271.00SH       SOLE                303246.00
First Horizon Natl Corp        COM              320517105      104  2725.00 SH       SOLE                  2725.00
Fiserv Inc                     COM              337738108      471 10000.00 SH       SOLE                 10000.00
Fortune Brands Inc             COM              349631101     6668 88770.00 SH       SOLE                 88770.00
General Electric               COM              369604103    24512 694379.00SH       SOLE                694354.00
Genesco Inc                    COM              371532102     1308 37950.00 SH       SOLE                 37950.00
Glaxosmithkline Adr            COM              37733W105     1880 35310.00 SH       SOLE                 35310.00
IShares Biotech                COM              464287556    13228 179287.00SH       SOLE                179262.00
Intel Corp                     COM              458140100    20737 1008141.00SH      SOLE               1008091.00
Johnson & Johnson              COM              478160104    20496 315610.00SH       SOLE                315585.00
Kinder Morgan Energy           COM              494550106       82  1875.00 SH       SOLE                  1875.00
Lowes                          COM              548661107     8905 317369.00SH       SOLE                317344.00
Manulife Financial Corp        COM              56501R106      329 10188.00 SH       SOLE                 10188.00
Massey Energy Co               COM              576206106      262 12500.00 SH       SOLE                 12500.00
McCormick Co                   COM              579780206      693 18257.00 SH       SOLE                 18257.00
Medtronic Inc                  COM              585055106    16571 356820.00SH       SOLE                356795.00
Microsoft Corp                 COM              594918104    15136 553406.00SH       SOLE                553381.00
Minnesota Mng & Mfg            COM              88579Y101     1721 23131.00 SH       SOLE                 23131.00
Moody's Corp                   COM              615369105    11188 171125.00SH       SOLE                171125.00
National Healthcare            COM              636328106        7 30000.00 SH       SOLE                 30000.00
New Plan Excel Rlty Tr         COM              648053106      112  4125.00 SH       SOLE                  4125.00
News Corp Ltd Adr              COM              65248E203      258 12500.00 SH       SOLE                 12500.00
Nokia Corp Sponsored ADR       COM              654902204     8256 419320.00SH       SOLE                419270.00
Oracle Corp                    COM              68389X105    15078 849945.00SH       SOLE                849895.00
Pfizer Inc                     COM              717081103      330 11619.00 SH       SOLE                 11619.00
Pinnacle West Cap              COM              723484101      124  2750.00 SH       SOLE                  2750.00
Procter & Gamble               COM              742718109    18479 298144.00SH       SOLE                298119.00
Progress Energy Inc            COM              743263105      120  2650.00 SH       SOLE                  2650.00
Progressive Corporation        COM              743315103      141  5750.00 SH       SOLE                  5750.00
Republic Services, Inc.        COM              760759100       99  2450.00 SH       SOLE                  2450.00
SVB Financial Group            COM              78486Q101     7654 171462.00SH       SOLE                171462.00
Safeway, Inc                   COM              786514208      273  9000.00 SH       SOLE                  9000.00
Southern Co                    COM              842587107      144  4175.00 SH       SOLE                  4175.00
Spdr Tr Unit Ser 1             COM              78462F103     1725 12913.00 SH       SOLE                 12913.00
Staples Inc                    COM              855030102      427 17550.00 SH       SOLE                 17550.00
Suncor Energy                  COM              867229106      249  3450.00 SH       SOLE                  3450.00
Sysco Corp                     COM              871829107    12717 380180.00SH       SOLE                380155.00
TXU Corp                       COM              873168108      116  1850.00 SH       SOLE                  1850.00
Taiwan Semiconductor-ADR       COM              874039100      480 50000.00 SH       SOLE                 50000.00
Target Corp                    COM              87612E106      174  3150.00 SH       SOLE                  3150.00
Time Warner Inc                COM              887317105     7225 396325.00SH       SOLE                396275.00
United Financial Bancorp       COM              91030R103       97  7475.00 SH       SOLE                  7475.00
United Healthgroup Inc         COM              91324P102    16560 336589.00SH       SOLE                336564.00
United Parcel Svc Cl B         COM              911312106     7643 106245.00SH       SOLE                106245.00
United Technologies            COM              913017109     1181 18646.00 SH       SOLE                 18646.00
Verizon Communications         COM              92343V104      638 17196.00 SH       SOLE                 17196.00
WW Wrigley                     COM              982526105     6075 131883.00SH       SOLE                131883.00
Wal-Mart Stores Inc            COM              931142103    10688 216715.00SH       SOLE                216715.00
Walt Disney                    COM              254687106    18980 614055.00SH       SOLE                614030.00
Washington Mutual Inc          COM              939322103      124  2850.00 SH       SOLE                  2850.00
Xcel Energy Inc                COM              98389B100      139  6725.00 SH       SOLE                  6725.00